Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Provision [Line Items]
(Loss)/income before income tax expenses, Amount	$ (4,237,235)	$ (32,292,178)	$ 589,019
Current income tax expenses		(201,629)	(71,862)
Deferred income tax benefit	562,631	(27,274)	123,328
Total income tax (expenses)/benefit	562,631	$ (228,903)	$ 51,466
PRC [Member]
Schedule of Income Tax Provision [Line Items]
(Loss)/income before income tax expenses, Amount	(2,602,713)
Current income tax expenses
Deferred income tax benefit	562,631
Total income tax (expenses)/benefit	562,631
Other areas [Member]
Schedule of Income Tax Provision [Line Items]
(Loss)/income before income tax expenses, Amount	(1,634,522)
Current income tax expenses
Deferred income tax benefit
Total income tax (expenses)/benefit